COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total Commitments, 2020	$ 2,732,032
Total Commitments, 2021	7,583,088
Total Commitments, 2022 and beyond	0
Rental expenses under operating leases	1,184,831	$ 901,106	$ 958,023
Kruh Block TAC
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments operating leases, 2020	516,614
Future commitments operating leases, 2021	0
Future commitments operating leases, 2022 and beyond	0
Kruh Block TAC | Operating lease commitments
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments operating leases, 2020	358,400
Future commitments operating leases, 2021	0
Future commitments operating leases, 2022 and beyond	0
Kruh Block TAC | Abandonment and site restoration
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments operating leases, 2020	158,214
Future commitments operating leases, 2021	0
Future commitments operating leases, 2022 and beyond	0
Citarum Block PSC
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	98,479
Future commitments capital leases, 2021	3,533,088
Future commitments capital leases, 2022 and beyond	0
Citarum Block PSC | Environmental baseline assessment
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	29,793
Future commitments capital leases, 2021	0
Future commitments capital leases, 2022 and beyond	0
Citarum Block PSC | G&G studies
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	68,686
Future commitments capital leases, 2021	233,088
Future commitments capital leases, 2022 and beyond	0
Citarum Block PSC | 2D seismic
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	0
Future commitments capital leases, 2021	3,300,000
Future commitments capital leases, 2022 and beyond	0
Kruh Block KSO
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Total Commitments, 2020	2,116,939
Total Commitments, 2021	4,050,000
Total Commitments, 2022 and beyond	0
Kruh Block KSO | Operating lease commitments
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments operating leases, 2020	83,639
Future commitments operating leases, 2021	0
Future commitments operating leases, 2022 and beyond	0
Kruh Block KSO | G&G studies
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	150,000
Future commitments capital leases, 2021	300,000
Future commitments capital leases, 2022 and beyond	0
Kruh Block KSO | 2D seismic
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	0
Future commitments capital leases, 2021	1,250,000
Future commitments capital leases, 2022 and beyond	0
Kruh Block KSO | Sand Fracturing
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	200,000
Future commitments capital leases, 2021	0
Future commitments capital leases, 2022 and beyond	0
Kruh Block KSO | 3D seismic
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	0
Future commitments capital leases, 2021	1,250,000
Future commitments capital leases, 2022 and beyond	0
Kruh Block KSO | Drilling and sand fracturing
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	1,200,000
Future commitments capital leases, 2021	1,200,000
Future commitments capital leases, 2022 and beyond	0
Kruh Block KSO | Reopening
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	0
Future commitments capital leases, 2021	50,000
Future commitments capital leases, 2022 and beyond	0
Kruh Block KSO | Bank guarantee
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Future commitments capital leases, 2020	483,300
Future commitments capital leases, 2021	0
Future commitments capital leases, 2022 and beyond	$ 0